Goodwill and impairment (Tables)	12 Months Ended
Jun. 30, 2023
Goodwill and impairment [Abstract]
Carrying Amount of Goodwill
	Consolidated
	30 June 2023	30 June 2022
	US$’000	US$’000
Non-current assets
Goodwill - at cost	617	634
Less: Impairment	(617)	-

	-	634

Reconciliations of Goodwill Balance
Reconciliations of the goodwill balance at the beginning and end of the current and previous financial year is set out below:
Goodwill
US$’000
Balance at 1 July 2021	659
Exchange differences	(25)

Balance at 30 June 2022	634
Exchange differences	(31)
Impairment	(603)

Balance at 30 June 2023	-

Impairment of Assets
Impairment recorded during the year ended 30 June 2023 comprised of the following:

Year ended 30 June 2023
US$'000

Goodwill	603
Mining hardware	25,700
Mining hardware – Non-Recourse SPVs	64,824
Mining hardware prepayments	11,301
Mining hardware prepayments – Non-Recourse SPVs	1,660
Development assets	1,084

Impairment of assets	105,172